MORGAN STANLEY DEAN WITTER UTILITIES FUND         TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998      NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

This past year proved to be positive for utility investors as they benefited from mergers and acquisitions, joint ventures and alliances. In addition to the attractive fundamentals evident across all utility segments, investors also participated in the powerful "defensive" appeal and relative stability of this sector as the broad market experienced waves of high volatility. Consequently, utilities in general and Morgan Stanley Dean Witter Utilities Fund in particular acted as safe havens offering solid returns during a year of persistent global market uncertainty.

PERFORMANCE OVERVIEW

Against this backdrop, Morgan Stanley Dean Witter Utilities Fund's Class B shares provided a total return of 21.95 percent for the calendar year compared to 18.30 percent for the average Lipper Utility Funds and 28.58 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index. The Fund's Class A, C and D shares posted total returns of 22.86 percent, 21.92 percent and 23.21 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

Amid a very unpredictable market, the Fund provided investors with current income, safe-haven stability and a yield that was in line with competitive funds and above that of the overall market. While the Fund's total return outperformed many of its peer funds, it was surpassed by the broad market, which benefited from a late-year burst of mergers and acquisitions within a wide array of industries, coupled with a buying frenzy within the dominant technology-affiliated sectors. The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the 10 years ended December 31, 1998, versus the performance of similar hypothetical investments in the S&P 500 and the Lipper Utilities Funds Average.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

PORTFOLIO OVERVIEW

The Fund remained fully invested during 1998 in order to take advantage of positive industry sentiment and strong overall fundamentals. In terms of asset allocation, diversification was a key characteristic and strength of the portfolio. At year-end, 87 percent of the Fund's net assets were allocated to utility and utility-related equities. Within the equity component, 48 percent were allocated to electric utilities, 40 percent telecommunications and 12 percent to natural gas. Enhancing overall Fund diversification were select foreign securities focusing on the growth sector of telecommunications, which accounted for 9 percent of net assets.

The Fund's high-quality fixed-income holdings represented 9 percent of the portfolio while 4 percent was held in cash and cash equivalents. The fixed-income portion of the Fund remained well diversified with a weighted average credit rating of Baa1 and BBB+, as measured by Moody's Investors Service, Inc. and Standard & Poor's Corporation, respectively.

Among the Fund's largest equity holdings on December 31, 1998, were MCI Worldcom, SBC Communications and BellSouth Corp. (telecommunications), Duke Energy, NIPSCO Industries and New Century Energies (electric utilities) and Williams Companies and Enron Corporation (natural gas). Included among the Fund's major foreign holdings were BCE Inc. of Canada and Telefonica de Espana S.A. of Spain. New additions to the Fund during 1998 included Montana Power, Qwest Communications, Telecommunications Inc. (TCI Group) and Columbia Energy.

SECTOR OVERVIEW

In terms of sector performance within the Fund, the portfolio's high-quality electric utility holdings realized healthy gains, due in part to investor demand for relatively low volatility and improving fundamentals. Another primary factor underpinning this strong performance was the continuation of pro-competitive state directives, which is enabling the industry to evolve smoothly from a monopoly to a deregulated landscape. Additionally, a favorable interest-rate environment played a key role in contributing to attractive returns in 1998. Widespread consolidation continued to spotlight the utility industry including the onset of proposed foreign takeovers of U.S. electric companies.

Turning to the increasingly dynamic telecommunications sector, performance was truly a high point for the Fund, as the group was able to deliver strong earnings gains despite an uneasy global economic environment. Shareholders were afforded robust financial performance as telecom companies capitalized on strong core business growth and immense demand for the rapidly emerging

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

"new wave" of broadband (Internet) and other advanced information/telecom services. Moreover, this sector also enjoyed a multitude of merger and acquisition activity, including the pending mammoth AT&T Corp./TCI Group and SBC Communications/Ameritech combinations.

The Fund's well-diversified international telecom portfolio highlighted well-established companies that were operating in strong economies and were focused on the swiftly expanding European telecom market. This foreign segment contributed meaningfully to Fund performance, as many overseas companies are capitalizing on the brisk growth and globalization of worldwide telecom infrastructure.

The Fund's natural gas segment turned in a mixed performance during the year. Gas commodity prices and stocks came under pressure from low demand brought on by unseasonably mild weather and an adequate supply of gas. However, certain companies, as Enron for example, provided excellent returns, given their highly successful diversified business performance. As of this update, the outlook for this group is more positive, since seasonal temperatures have accelerated demand and stabilized natural gas prices.

LOOKING AHEAD

During calendar year 1999 the Fund anticipates making a modest decrease in its electric utility holdings in favor of selective telecommunication opportunities, including a modest increase in global exposure. The portfolio is expected to remain strategically positioned to benefit from the current economic environment of steady growth, temperate inflation and low interest rates.

We appreciate your ongoing support of Morgan Stanley Dean Witter Utilities Fund and look forward to serving your future needs and investment objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FUND PERFORMANCE DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000--CLASS B SHARES
          ($ in Thousands)

                                            FUND   S&P 500(4)   LIPPER(5)
December 31, 1988                        $10,000      $10,000     $10,000
December 31, 1989                        $12,451      $13,164     $13,011
December 31, 1990                        $12,418      $12,756     $12,653
December 31, 1991                        $14,763      $16,635     $15,178
December 31, 1992                        $16,056      $17,901     $16,648
December 31, 1993                        $18,109      $19,703     $19,207
December 31, 1994                        $16,317      $19,962     $17,473
December 31, 1995                        $20,954      $27,457     $22,272
December 31, 1996                        $22,001      $33,759     $24,591
December 31, 1997                        $27,676      $45,017     $30,926
December 31, 1998                     $33,750(3)      $57,881     $36,545

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 12/31/98                                PERIOD ENDED 12/31/98
-------------------------                            -------------------------
1 Year                      21.95%(1)    16.95%(2)   1 Year                      22.86%(1)    16.41%(2)
5 Years                     13.26(1)     13.02(2)    From Inception (7/28/97)    29.79(1)     24.97(2)
10 Years                    12.93(1)     12.93(2)

               CLASS C SHARES++                                      CLASS D SHARES++
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 12/31/98                                 PERIOD ENDED 12/31/98
-------------------------                             -------------------------
1 Year                      21.92%(1)    20.92%(2)    1 Year                     23.21%(1)
From Inception (7/28/97)    28.79(1)     28.79(2)     From Inception (7/28/97)   30.11(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on December 31, 1998.
 (4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Utility Funds Average tracks the performance of funds which invest 65% of their equity portfolio in utility shares, as reported by Lipper Analytical Services.
* The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (86.8%)
            ELECTRIC UTILITIES (41.5%)
   165,000  AES Corp.*..........................................................................  $    7,816,875
   900,000  Allegheny Energy, Inc...............................................................      31,050,000
   845,000  Ameren Corp.........................................................................      36,070,937
   610,000  American Electric Power Co., Inc....................................................      28,708,125
   795,000  Baltimore Gas & Electric Co.........................................................      24,545,625
   540,000  BEC Energy..........................................................................      22,241,250
   270,000  Carolina Power & Light Co...........................................................      12,706,875
   520,000  Central & South West Corp...........................................................      14,267,500
 1,004,470  CINergy Corp........................................................................      34,528,656
   599,000  CMS Energy Corp.....................................................................      29,014,062
   700,000  Consolidated Edison, Inc............................................................      37,012,500
   910,000  Dominion Resources, Inc.............................................................      42,542,500
 1,390,750  DPL, Inc............................................................................      30,074,969
   539,000  DQE, Inc............................................................................      23,682,312
   625,000  DTE Energy Co.......................................................................      26,796,875
   768,862  Duke Energy Corp....................................................................      49,255,222
 1,024,500  Edison International................................................................      28,557,937
 1,015,000  Endesa S.A. (ADR) (Spain)...........................................................      27,405,000
   500,000  Energy East Corp....................................................................      28,250,000
   380,000  Entergy Corp........................................................................      11,827,500
   565,000  FirstEnergy Corp....................................................................      18,397,812
   595,000  Florida Progress Corp...............................................................      26,663,437
   527,000  FPL Group, Inc......................................................................      32,476,375
   903,000  GPU, Inc............................................................................      39,901,312
 1,200,000  Houston Industries, Inc.............................................................      38,550,000
   600,000  Illinova Corp.......................................................................      15,000,000
   660,000  Kansas City Power & Light Co........................................................      19,552,500
   135,000  Montana Power Co....................................................................       7,635,937
   936,000  New Century Energies, Inc...........................................................      45,630,000
   705,000  New England Electric System.........................................................      33,928,125
 1,495,000  NIPSCO Industries, Inc..............................................................      45,504,062
   670,000  Northern States Power Co............................................................      18,592,500
   690,500  PacifiCorp..........................................................................      14,543,656
   395,000  Peco Energy Co......................................................................      16,441,875
   185,000  PG & E Corp.........................................................................       5,827,500
   793,000  Pinnacle West Capital Corp..........................................................      33,603,375
   435,000  Potomac Electric Power Co...........................................................      11,445,937
   390,000  PP&L Resources, Inc.................................................................      10,871,250
   590,000  Public Service Enterprise Group, Inc................................................      23,600,000
   340,000  Rochester Gas & Electric Corp.......................................................      10,625,000
   810,000  SCANA Corp..........................................................................      26,122,500
 1,205,000  Southern Co.........................................................................      35,020,312
   481,000  TECO Energy, Inc....................................................................      13,558,187
   811,000  Texas Utilities Co..................................................................      37,863,563

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
   484,000  Utilicorp United, Inc...............................................................  $   17,756,750
   640,000  Washington Water Power Co...........................................................      12,320,000
                                                                                                  --------------
                                                                                                   1,157,786,685
                                                                                                  --------------
            NATURAL GAS (10.5%)
   660,000  AGL Resources, Inc..................................................................      15,221,250
   330,000  Burlington Resources, Inc...........................................................      11,818,125
   780,000  Coastal Corp........................................................................      27,251,250
   150,000  Columbia Energy Group...............................................................       8,662,500
   315,000  Consolidated Natural Gas Co.........................................................      17,010,000
 1,020,670  El Paso Energy Corp.................................................................      35,532,074
 1,087,137  Enron Corp..........................................................................      62,034,755
    70,000  Exxon Corp..........................................................................       5,118,750
   425,200  Keyspan Energy......................................................................      13,181,200
   240,000  New Jersey Resources Corp...........................................................       9,480,000
   904,511  Sempra Energy.......................................................................      22,951,967
   285,000  Washington Gas Light Co.............................................................       7,730,625
 1,866,000  Williams Companies, Inc.............................................................      58,195,875
                                                                                                  --------------
                                                                                                     294,188,371
                                                                                                  --------------
            TELECOMMUNICATIONS (34.8%)
   560,000  AirTouch Communications, Inc.*......................................................      40,390,000
   904,900  ALLTEL Corp.........................................................................      54,124,331
 1,085,000  Ameritech Corp......................................................................      68,761,875
   360,000  AT&T Corp...........................................................................      27,090,000
   939,000  BCE, Inc. (Canada)..................................................................      35,623,313
   987,000  Bell Atlantic Corp..................................................................      56,073,938
 1,486,000  BellSouth Corp......................................................................      74,114,250
   115,000  British Telecommunications PLC (ADR) (United Kingdom)...............................      17,444,063
   200,000  Cable & Wireless PLC (ADR) (United Kingdom).........................................       7,350,000
   742,500  Century Telephone Enterprises, Inc..................................................      50,118,750
   273,750  Cia de Telecomunicaciones de Chile S.A. (ADR) (Chile)...............................       5,663,203
   500,000  Ericsson (L.M.) Telephone Co. (Class B) (ADR) (Sweden)..............................      11,937,500
   152,500  France Telecom S.A. (ADR) (France)..................................................      12,037,969
   590,000  Frontier Corp.......................................................................      20,060,000
   688,000  GTE Corp............................................................................      46,397,000
   600,000  Hong Kong Telecommunications, Ltd. (ADR) (Hong Kong)................................      10,537,500
   258,810  Lucent Technologies Inc.............................................................      28,469,100
 1,249,169  MCI WorldCom, Inc.*.................................................................      89,627,876
   350,000  MediaOne Group, Inc.*...............................................................      16,450,000
   278,901  Qwest Communications International, Inc.*...........................................      13,927,619
 1,384,612  SBC Communications, Inc.............................................................      74,249,819
   583,000  Sprint Corp. (FON Group)............................................................      49,044,875
   296,500  Sprint Corp. (PCS Group)*...........................................................       6,856,563
   105,000  Tele-Communications, Inc. (Class A)*................................................       5,807,813

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
   455,000  Telecommunications Corp. New Zealand, Ltd. (ADR) (New Zealand)......................  $   16,237,813
   250,000  Telefonica de Argentina S.A. (ADR) (Argentina)......................................       6,984,375
   265,200  Telefonica de Espana S.A. (ADR) (Spain).............................................      35,901,450
   305,000  Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..................................      14,849,688
   124,750  Telstra Corp. Ltd. (ADR) (Australia)*...............................................      11,570,563
   645,241  U.S. West, Inc......................................................................      41,698,700
   145,000  Vodafone Group PLC (ADR) (United Kingdom)...........................................      23,363,125
                                                                                                  --------------
                                                                                                     972,763,071
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $1,206,939,882)....................................................   2,424,738,127
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE
------------                                                                   ------   --------
              CORPORATE BONDS (8.5%)
              ELECTRIC UTILITIES (5.0%)
$      1,499  AEP Generating Co..............................................   9.81%   12/07/22       1,970,449
       5,000  Arizona Public Service Co......................................   7.25    08/01/23       5,217,050
       6,000  Chugach Electric Co............................................   9.14    03/15/22       7,019,340
       5,000  Cincinnati Gas & Electric Co...................................   7.20    10/01/23       5,243,650
       5,000  Commonwealth Edison Co.........................................   8.375   02/15/23       5,520,050
       5,000  Consolidated Edison Inc........................................   7.10    02/01/28       5,328,250
       5,000  Consumers Energy Co............................................   7.375   09/15/23       5,194,400
       5,757  DQU II Funding Corp............................................   8.70    06/01/16       6,543,003
       5,000  Gulf States Utilities Co.......................................   8.94    01/01/22       5,270,950
       7,000  Indiantown Cogeneration LP.....................................   9.26    12/15/10       8,260,770
       5,100  Long Island Lighting Co........................................   8.20    03/15/23       5,639,529
       5,250  National Rural Utilities Cooperative Finance Corp..............   9.00    09/01/21       5,804,242
       5,000  New York State Electric & Gas Corp.............................   8.875   11/01/21       5,448,650
       5,000  Niagara Mohawk Power Corp......................................   7.75    05/15/06       5,528,200
       5,204  Niagara Mohawk Power Corp......................................   8.77    01/01/18       5,532,268
       5,000  Niagara Mohawk Power Corp......................................   9.50    03/01/21       5,323,150
       2,000  Northern States Power Co.......................................   6.50    03/01/28       2,111,180
      10,250  Public Service Company of Colorado.............................   8.75    03/01/22      11,485,228
       5,000  Public Service Electric & Gas Co...............................   7.00    09/01/24       5,095,850
       5,000  Salton Sea Funding Corp. - 144A**..............................   7.475   11/30/18       4,990,650
       5,000  Selkirk Cogen Funding Corp.....................................   8.98    06/26/12       5,810,300
       5,000  Texas Utilities Electric Co....................................   7.375   10/01/25       5,325,900
       5,000  Virginia Electric Power Co.....................................   8.625   10/01/24       5,711,450

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------
$      3,000  Western Resources Inc..........................................   7.125%  08/01/09  $    3,258,360
       5,000  Wisconsin Power & Light Co.....................................   8.60    03/15/27       5,653,150
                                                                                                  --------------
                                                                                                     138,286,019
                                                                                                  --------------
              NATURAL GAS (1.6%)
       5,000  ANR Pipeline Co................................................   9.625   11/01/21       6,477,450
      10,000  Coastal Corp...................................................   9.625   05/15/12      12,853,300
       5,000  Colorado Interstate Gas Co.....................................  10.00    06/15/05       6,045,450
       4,750  Southwest Gas Corp.............................................   8.00    08/01/26       5,364,888
       5,000  Transco Energy Co..............................................   9.875   06/15/20       6,456,500
       5,000  Williams Companies, Inc........................................   9.375   11/15/21       6,216,700
                                                                                                  --------------
                                                                                                      43,414,288
                                                                                                  --------------
              TELECOMMUNICATIONS (1.9%)
       4,000  Century Telephone Enterprises, Inc.............................   8.25    05/01/24       4,480,600
       5,000  GTE Corp.......................................................   7.90    02/01/27       5,556,300
       5,000  GTE Corp.......................................................   6.94    04/15/28       5,403,850
       5,000  Southwestern Bell Telephone Co.................................   7.375   07/15/27       5,433,850
       5,000  Sprint Capital Corp............................................   6.125   11/15/08       5,104,650
       5,000  Sprint Capital Corp............................................   6.875   11/15/28       5,198,300
       5,000  Sprint Corp....................................................   9.25    04/15/22       6,499,150
       5,000  Telephone & Data Systems, Inc..................................  10.00    01/15/21       5,872,150
       5,000  Telephone & Data Systems, Inc..................................   9.58    11/19/21       5,487,450
       5,000  WorldCom Inc...................................................   6.95    08/15/28       5,377,050
                                                                                                  --------------
                                                                                                      54,413,350
                                                                                                  --------------

              TOTAL CORPORATE BONDS
              (IDENTIFIED COST $211,929,520)....................................................     236,113,657
                                                                                                  --------------

              U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.4%)
       5,000  Tennessee Valley Authority.....................................   6.875   12/15/43       5,225,200
       5,000  U.S. Treasury Bond.............................................   5.25    11/15/28       5,116,800
                                                                                                  --------------

              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (IDENTIFIED COST $9,980,378)......................................................      10,342,000
                                                                                                  --------------

              SHORT-TERM INVESTMENTS (4.2%)
              U.S. GOVERNMENT AGENCIES (a) (4.1%)
      14,800  Federal Home Loan Mortgage Corp................................   4.50    01/04/99      14,794,450
      99,000  Federal Home Loan Mortgage Corp................................   5.07    01/08/99      98,902,403
                                                                                                  --------------

              TOTAL U.S. GOVERNMENT AGENCIES
              (AMORTIZED COST $113,696,853).....................................................     113,696,853
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (0.1%)
$    4,828  The Bank of New York 4.00% due 01/04/99
              (dated 12/31/98; proceeds $4,829,926) (b)
              (IDENTIFIED COST $4,827,781)......................................................  $    4,827,781
                                                                                                  --------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $118,524,634)......................................................     118,524,634
                                                                                                  --------------

            TOTAL INVESTMENTS
            (IDENTIFIED COST $1,547,374,414) (c)......................................   99.9%     2,789,718,418

            OTHER ASSETS IN EXCESS OF LIABILITIES.....................................    0.1          3,690,258
                                                                                        ------   ---------------

            NET ASSETS................................................................  100.0%   $ 2,793,408,676
                                                                                        ------   ---------------
                                                                                        ------   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,873,320 U.S. Treasury Note 6.75% due 06/30/99 valued at $4,924,336.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,247,115,963 and the aggregate gross unrealized depreciation is $4,771,959, resulting in net unrealized appreciation of $1,242,344,004.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $1,547,374,414)..........................................................  $2,789,718,418
Receivable for:
    Dividends...............................................................................       5,736,633
    Interest................................................................................       4,605,090
    Shares of beneficial interest sold......................................................       2,182,881
    Investments sold........................................................................       1,095,014
Prepaid expenses and other assets...........................................................         166,864
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,803,504,900
                                                                                              --------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders.............................................       4,683,992
    Plan of distribution fee................................................................       2,288,301
    Shares of beneficial interest repurchased...............................................       1,687,178
    Investment management fee...............................................................       1,248,612
Accrued expenses and other payables.........................................................         188,141
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      10,096,224
                                                                                              --------------
     NET ASSETS.............................................................................  $2,793,408,676
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,537,603,914
Net unrealized appreciation.................................................................   1,242,344,004
Accumulated undistributed net investment income.............................................       1,584,446
Accumulated undistributed net realized gain.................................................      11,876,312
                                                                                              --------------
     NET ASSETS.............................................................................  $2,793,408,676
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $10,357,110
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         538,780
     NET ASSET VALUE PER SHARE..............................................................          $19.22
                                                                                              --------------
                                                                                              --------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $20.28
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $2,751,599,532
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     142,843,802
     NET ASSET VALUE PER SHARE..............................................................          $19.26
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $6,532,279
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         339,079
     NET ASSET VALUE PER SHARE..............................................................          $19.26
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $24,919,755
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,297,501
     NET ASSET VALUE PER SHARE..............................................................          $19.21
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME

INCOME
Dividends (net of $898,864 foreign withholding tax)...........................................  $ 76,740,673
Interest......................................................................................    21,299,339
                                                                                                ------------

     TOTAL INCOME.............................................................................    98,040,012
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        14,369
Plan of distribution fee (Class B shares).....................................................    24,988,369
Plan of distribution fee (Class C shares).....................................................        33,092
Investment management fee.....................................................................    13,749,432
Transfer agent fees and expenses..............................................................     2,169,256
Shareholder reports and notices...............................................................       150,741
Registration fees.............................................................................       127,325
Custodian fees................................................................................       114,457
Professional fees.............................................................................        40,115
Trustees' fees and expenses...................................................................        19,917
Other.........................................................................................        37,409
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    41,444,482
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    56,595,530
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   132,906,441
Net change in unrealized appreciation.........................................................   323,997,946
                                                                                                ------------

     NET GAIN.................................................................................   456,904,387
                                                                                                ------------

NET INCREASE..................................................................................  $513,499,917
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR
                                                      FOR THE YEAR            ENDED
                                                          ENDED           DECEMBER 31,
                                                    DECEMBER 31, 1998         1997*
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................   $     56,595,530    $   75,091,782
Net realized gain.................................        132,906,441       199,367,128
Net change in unrealized appreciation.............        323,997,946       261,162,998
                                                    -----------------   -----------------

     NET INCREASE.................................        513,499,917       535,621,908
                                                    -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................           (195,162)         (150,922)
    Class B shares................................        (56,213,582)      (73,193,086)
    Class C shares................................            (82,276)           (6,635)
    Class D shares................................           (680,717)         (344,827)
Net realized gain
    Class A shares................................           (481,447)         (252,328)
    Class B shares................................       (139,042,766)     (194,864,905)
    Class C shares................................           (285,747)          (57,955)
    Class D shares................................         (1,268,629)       (1,198,655)
                                                    -----------------   -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS............       (198,250,326)     (270,069,313)
                                                    -----------------   -----------------

Net increase (decrease) from transactions in
  shares of beneficial interest...................         25,796,333      (490,134,824)
                                                    -----------------   -----------------

     NET INCREASE (DECREASE)......................        341,045,924      (224,582,229)

NET ASSETS:
Beginning of period...............................      2,452,362,752     2,676,944,981
                                                    -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $1,584,446 AND $2,160,653, RESPECTIVELY)...   $  2,793,408,676    $2,452,362,752
                                                    -----------------   -----------------
                                                    -----------------   -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Utilities Fund (the "Fund"), formerly Dean Witter Utilities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), formerly Dean Witter InterCapital

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $53,504,895 at December 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

The Distributor has informed the Fund that for the year ended December 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $45, $1,585,359 and $4,685, respectively and received $55,642 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 aggregated $156,377,720 and $374,661,253, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $22,804,464 and $20,347,391, respectively.

For the year ended December 31, 1998, the Fund incurred $79,500 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended December 31, 1998, the Fund incurred brokerage commissions of $3,250 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $15,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,162. At December 31, 1998, the Fund had an accrued pension liability of $52,195 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                          ENDED
                                                                        DECEMBER 31, 1998             DECEMBER 31, 1997+*
                                                                   ----------------------------   ---------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   -------------
CLASS A SHARES
Sold.............................................................      471,524   $    8,460,496       772,410   $  12,186,174
Reinvestment of dividends and distributions......................       33,328          613,355        16,570         271,414
Redeemed.........................................................     (176,648)      (3,093,414)     (578,404)     (9,675,382)
                                                                   -----------   --------------   -----------   -------------
Net increase - Class A...........................................      328,204        5,980,437       210,576       2,782,206
                                                                   -----------   --------------   -----------   -------------

CLASS B SHARES
Sold.............................................................   19,178,545      349,176,866    11,966,780     194,020,522
Reinvestment of dividends and distributions......................    8,756,868      161,419,594    13,633,251     220,842,234
Redeemed.........................................................  (27,729,620)    (500,666,327)  (57,908,671)   (910,948,280)
                                                                   -----------   --------------   -----------   -------------
Net increase (decrease) - Class B................................      205,793        9,930,133   (32,308,640)   (496,085,524)
                                                                   -----------   --------------   -----------   -------------

CLASS C SHARES
Sold.............................................................      315,427        5,761,324        79,155       1,330,983
Reinvestment of dividends and distributions......................       17,427          321,582         3,294          54,114
Redeemed.........................................................      (76,154)      (1,373,522)          (70)         (1,121)
                                                                   -----------   --------------   -----------   -------------
Net increase - Class C...........................................      256,700        4,709,384        82,379       1,383,976
                                                                   -----------   --------------   -----------   -------------

CLASS D SHARES
Sold.............................................................      442,423        8,058,763       128,367       2,102,719
Reinvestment of dividends and distributions......................      103,737        1,906,622        94,075       1,539,246
Acquisition of Dean Witter Retirement Series - Utilities
 Series..........................................................      244,186        4,310,004       --             --
Redeemed.........................................................     (499,814)      (9,099,010)     (113,508)     (1,857,447)
                                                                   -----------   --------------   -----------   -------------
Net increase - Class D...........................................      290,532        5,176,379       108,934       1,784,518
                                                                   -----------   --------------   -----------   -------------
Net increase (decrease) in Fund..................................    1,081,229   $   25,796,333   (31,906,751)  $(490,134,824)
                                                                   -----------   --------------   -----------   -------------
                                                                   -----------   --------------   -----------   -------------

---------------------

 + On July 28, 1997, 898,035 shares representing $14,269,769 were transferred to Class D.
 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

6. FEDERAL INCOME TAX STATUS

As of December 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- UTILITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Utilities Series ("Retirement Utilities") pursuant to a plan of

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

reorganization (the "Plan") approved by the shareholders of Retirement Utilities on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 244,186 Class D shares of the Fund at a net asset value of $17.65 per share for 411,249 shares of Retirement Utilities. The net assets of the Fund and Retirement Utilities immediately before the acquisition were $2,422,836,927 and $4,310,004, respectively, including unrealized appreciation of $694,594 for Retirement Utilities. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,427,146,931.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------------------
                                                           1998++        1997*++         1996          1995           1994
-----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................... $   17.04     $   15.22     $    15.15     $   12.30     $    14.34
                                                          ---------     ---------     ----------     ---------     ----------

Income (loss) from investment operations:
   Net investment income.................................      0.40          0.50           0.56          0.58           0.63
   Net realized and unrealized gain (loss)...............      3.25          3.28           0.16          2.85          (2.04)
                                                          ---------     ---------     ----------     ---------     ----------

Total income (loss) from investment operations...........      3.65          3.78           0.72          3.43          (1.41)
                                                          ---------     ---------     ----------     ---------     ----------

Less dividends and distributions from:
   Net investment income.................................     (0.41)        (0.51)         (0.58)        (0.58)         (0.61)
   Net realized gain.....................................     (1.02)        (1.45)         (0.07)       --              (0.02)
                                                          ---------     ---------     ----------     ---------     ----------

Total dividends and distributions........................     (1.43)        (1.96)         (0.65)        (0.58)         (0.63)
                                                          ---------     ---------     ----------     ---------     ----------

Net asset value, end of period........................... $   19.26     $   17.04     $    15.22     $   15.15     $    12.30
                                                          ---------     ---------     ----------     ---------     ----------
                                                          ---------     ---------     ----------     ---------     ----------

TOTAL RETURN+............................................     21.95%        25.79%          4.99%        28.42%         (9.90)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................      1.65%(1)      1.67%          1.64%         1.65%          1.64%

Net investment income....................................      2.23%(1)      3.15%          3.63%         4.19%          4.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................    $2,752        $2,430         $2,677        $3,321         $2,827

Portfolio turnover rate..................................         6%            6%             7%            9%            11%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                      FOR THE PERIOD
                                                              FOR THE YEAR            JULY 28, 1997*
                                                                 ENDED                   THROUGH
                                                           DECEMBER 31, 1998        DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....................       $  17.01                $   15.89
                                                                  ------                   ------
Income from investment operations:
   Net investment income.................................           0.54                     0.27
   Net realized and unrealized gain......................           3.24                     2.52
                                                                  ------                   ------
Total income from investment operations..................           3.78                     2.79
                                                                  ------                   ------
Less dividends and distributions from:
   Net investment income.................................          (0.55)                   (0.35)
   Net realized gain.....................................          (1.02)                   (1.32)
                                                                  ------                   ------
Total dividends and distributions........................          (1.57)                   (1.67)
                                                                  ------                   ------
Net asset value, end of period...........................       $  19.22                $   17.01
                                                                  ------                   ------
                                                                  ------                   ------
TOTAL RETURN+............................................          22.86%                   18.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................           0.90%(3)                 0.92%(2)
Net investment income....................................           2.98%(3)                 4.05%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................        $10,357                   $3,581
Portfolio turnover rate..................................              6%                       6%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....................       $  17.06                $   15.89
                                                                  ------                   ------
Income from investment operations:
   Net investment income.................................           0.40                     0.22
   Net realized and unrealized gain......................           3.25                     2.51
                                                                  ------                   ------
Total income from investment operations..................           3.65                     2.73
                                                                  ------                   ------
Less dividends and distributions from:
   Net investment income.................................          (0.43)                   (0.24)
   Net realized gain.....................................          (1.02)                   (1.32)
                                                                  ------                   ------
Total dividends and distributions........................          (1.45)                   (1.56)
                                                                  ------                   ------
Net asset value, end of period...........................       $  19.26                $   17.06
                                                                  ------                   ------
                                                                  ------                   ------
TOTAL RETURN+............................................          21.92%                   17.67%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................           1.65%(3)                 1.69%(2)
Net investment income....................................           2.23%(3)                 3.14%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................       $  6,532                $   1,405
Portfolio turnover rate..................................              6%                       6%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                      FOR THE PERIOD
                                                              FOR THE YEAR            JULY 28, 1997*
                                                                 ENDED                   THROUGH
                                                           DECEMBER 31, 1998        DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................       $  16.99                $   15.89
                                                                  ------                   ------

Income from investment operations:
   Net investment income.................................           0.58                     0.22
   Net realized and unrealized gain......................           3.25                     2.58
                                                                  ------                   ------

Total income from investment operations..................           3.83                     2.80
                                                                  ------                   ------

Less dividends and distributions from:
   Net investment income.................................          (0.59)                   (0.38)
   Net realized gain.....................................          (1.02)                   (1.32)
                                                                  ------                   ------

Total dividends and distributions........................          (1.61)                   (1.70)
                                                                  ------                   ------

Net asset value, end of period...........................       $  19.21                $   16.99
                                                                  ------                   ------
                                                                  ------                   ------

TOTAL RETURN+............................................          23.21%                   18.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................           0.65%(3)                 0.67%(2)

Net investment income....................................           3.23%(3)                 4.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................        $24,920                  $17,106

Portfolio turnover rate..................................              6%                       6%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Utilities Fund (the "Fund"), formerly Dean Witter Utilities Fund, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 5, 1999

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 1998, the Fund paid to shareholders $0.99 per share from long-term capital gains. For such period, 100% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY DEAN WITTER
UTILITIES FUND

[PHOTO]

ANNUAL REPORT
DECEMBER 31, 1998